Parent Company Only Financial Statements - Condensed Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Assets
Cash and due from banks	$ 256,639	$ 282,157
Investment in affiliates	1,683	1,683
Accrued interest receivable	42,609	41,065
Net deferred tax assets	44,703	32,626
Other assets	52,603	43,726
Total assets	9,371,429	9,134,258
Liabilities and stockholder's equity
Related party notes payable	41,295	41,295
Subordinated debentures	56,083	56,083
Accrued interest payable	5,273	6,790
Income taxes payable	4,915	12,390
Accrued expenses and other liabilities	40,720	42,583
Total liabilities	7,950,339	7,717,044
Stockholder's equity
Common stock	579	579
Additional paid-in capital	1,260,124	1,260,124
Retained earnings	166,544	163,592
Accumulated other comprehensive income (loss)	(6,157)	(7,081)	19,111	16,542
Total stockholder's equity	1,421,090	1,417,214	1,388,563	1,354,799
Total liabilities and stockholder's equity	9,371,429	9,134,258
NAB
Assets
Cash and due from banks	5,753	6,710
Investment in subsidiaries	1,508,175	1,503,778
Investment in affiliates	1,683	1,683
Accrued interest receivable	2	2
Net deferred tax assets	416	413
Other assets	7,469	14,521
Total assets	1,523,498	1,527,107
Liabilities and stockholder's equity
Related party notes payable	41,295	41,295
Subordinated debentures	56,083	56,083
Accrued interest payable	115	113
Income taxes payable	4,915	12,390
Accrued expenses and other liabilities	0	12
Total liabilities	102,408	109,893
Stockholder's equity
Common stock	579	579
Additional paid-in capital	1,260,124	1,260,124
Retained earnings	166,544	163,592
Accumulated other comprehensive income (loss)	(6,157)	(7,081)
Total stockholder's equity	1,421,090	1,417,214
Total liabilities and stockholder's equity	$ 1,523,498	$ 1,527,107